SUPPLEMENTARY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

NOTE 11 – SUPPLEMENTARY FINANCIAL INFORMATION:

	December 31
	2022	2021
	U.S. dollars in thousands
a. Other current assets:
Institutions - VAT	$102	$280
Prepaid expenses	954	1,217
Government grants receivable	-	185
Other	14	15
	$1,070	$1,697

b. Accounts payable-other:

Accrued expenses	$2,925	$3,611
Employee-related accrued expenses(1)	2,209	489
Provision for vacation	225	308
	$5,359	$4,408

(1)	Includes $1.9 million of severance provision for remaining employee terminations.